Risk Management - Claim Development for Short-term Insurance Contracts (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2022 CNY (¥)
Short-term insurance contracts without impact of reinsurance [member]
Disclosure of risk management [line items]
Estimated accumulated claims expenses	¥ 255,550
Accumulated claims expenses paid	(229,397)
Unpaid claims expenses	26,153
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2018 [member]
Disclosure of risk management [line items]
Estimated accumulated claims expenses	41,945
Accumulated claims expenses paid	(41,945)
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2018 [member] | Not later than one year [member]
Disclosure of risk management [line items]
Estimated claims expenses	40,601
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2018 [member] | 1 year later [member]
Disclosure of risk management [line items]
Estimated claims expenses	42,785
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2018 [member] | 2 years later [member]
Disclosure of risk management [line items]
Estimated claims expenses	41,945
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2018 [member] | 3 years later [member]
Disclosure of risk management [line items]
Estimated claims expenses	41,945
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2018 [member] | 4 years later [member]
Disclosure of risk management [line items]
Estimated claims expenses	41,945
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2019 [member]
Disclosure of risk management [line items]
Estimated accumulated claims expenses	51,009
Accumulated claims expenses paid	(50,494)
Unpaid claims expenses	515
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2019 [member] | Not later than one year [member]
Disclosure of risk management [line items]
Estimated claims expenses	49,727
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2019 [member] | 1 year later [member]
Disclosure of risk management [line items]
Estimated claims expenses	51,051
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2019 [member] | 2 years later [member]
Disclosure of risk management [line items]
Estimated claims expenses	50,972
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2019 [member] | 3 years later [member]
Disclosure of risk management [line items]
Estimated claims expenses	51,009
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2020 [member]
Disclosure of risk management [line items]
Estimated accumulated claims expenses	51,597
Accumulated claims expenses paid	(50,447)
Unpaid claims expenses	1,150
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2020 [member] | Not later than one year [member]
Disclosure of risk management [line items]
Estimated claims expenses	52,589
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2020 [member] | 1 year later [member]
Disclosure of risk management [line items]
Estimated claims expenses	52,057
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2020 [member] | 2 years later [member]
Disclosure of risk management [line items]
Estimated claims expenses	51,597
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2021 [member]
Disclosure of risk management [line items]
Estimated accumulated claims expenses	56,502
Accumulated claims expenses paid	(52,985)
Unpaid claims expenses	3,517
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2021 [member] | Not later than one year [member]
Disclosure of risk management [line items]
Estimated claims expenses	56,938
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2021 [member] | 1 year later [member]
Disclosure of risk management [line items]
Estimated claims expenses	56,502
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2022 [member]
Disclosure of risk management [line items]
Estimated accumulated claims expenses	54,497
Accumulated claims expenses paid	(33,526)
Unpaid claims expenses	20,971
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2022 [member] | Not later than one year [member]
Disclosure of risk management [line items]
Estimated claims expenses	54,497
Short-term insurance contracts with impact of reinsurance [member]
Disclosure of risk management [line items]
Estimated accumulated claims expenses	250,190
Accumulated claims expenses paid	(224,773)
Unpaid claims expenses	25,417
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2018 [member]
Disclosure of risk management [line items]
Estimated accumulated claims expenses	41,442
Accumulated claims expenses paid	(41,442)
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2018 [member] | Not later than one year [member]
Disclosure of risk management [line items]
Estimated claims expenses	40,157
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2018 [member] | 1 year later [member]
Disclosure of risk management [line items]
Estimated claims expenses	42,280
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2018 [member] | 2 years later [member]
Disclosure of risk management [line items]
Estimated claims expenses	41,442
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2018 [member] | 3 years later [member]
Disclosure of risk management [line items]
Estimated claims expenses	41,442
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2018 [member] | 4 years later [member]
Disclosure of risk management [line items]
Estimated claims expenses	41,442
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2019 [member]
Disclosure of risk management [line items]
Estimated accumulated claims expenses	50,340
Accumulated claims expenses paid	(49,840)
Unpaid claims expenses	500
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2019 [member] | Not later than one year [member]
Disclosure of risk management [line items]
Estimated claims expenses	49,175
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2019 [member] | 1 year later [member]
Disclosure of risk management [line items]
Estimated claims expenses	50,414
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2019 [member] | 2 years later [member]
Disclosure of risk management [line items]
Estimated claims expenses	50,315
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2019 [member] | 3 years later [member]
Disclosure of risk management [line items]
Estimated claims expenses	50,340
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2020 [member]
Disclosure of risk management [line items]
Estimated accumulated claims expenses	50,766
Accumulated claims expenses paid	(49,648)
Unpaid claims expenses	1,118
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2020 [member] | Not later than one year [member]
Disclosure of risk management [line items]
Estimated claims expenses	51,994
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2020 [member] | 1 year later [member]
Disclosure of risk management [line items]
Estimated claims expenses	51,260
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2020 [member] | 2 years later [member]
Disclosure of risk management [line items]
Estimated claims expenses	50,766
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2021 [member]
Disclosure of risk management [line items]
Estimated accumulated claims expenses	54,985
Accumulated claims expenses paid	(51,567)
Unpaid claims expenses	3,418
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2021 [member] | Not later than one year [member]
Disclosure of risk management [line items]
Estimated claims expenses	55,862
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2021 [member] | 1 year later [member]
Disclosure of risk management [line items]
Estimated claims expenses	54,985
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2022 [member]
Disclosure of risk management [line items]
Estimated accumulated claims expenses	52,657
Accumulated claims expenses paid	(32,276)
Unpaid claims expenses	20,381
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2022 [member] | Not later than one year [member]
Disclosure of risk management [line items]
Estimated claims expenses	¥ 52,657